Related-party transactions - Summary of transactions with key management personnel (Details) - Executive and corporate officers - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related-party transactions
Short-term benefits	€ 2,181	€ 1,995	€ 1,897
Post-employment benefits	71	101	(14)
Share-based payment	1,296	1,584	1,077
Net total	€ 3,548	€ 3,680	€ 2,960